Derivative Instruments Amounts Recorded in AOCL and Gain or (Loss) Reclassified Out of AOCL (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss Reclassified from AOCL into Operations (Effective Portion)	$ (95)	$ (1,214)	$ (188)	$ (2,400)
General and Administrative Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss Reclassified from AOCL into Operations (Effective Portion)			(22)
Amount of Gain Recognized in Operations on Derivative (Ineffective Portion)	54		54
Cash Flow Hedging | Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss Recognized in AOCL on Derivative (Effective Portion)	$ 502	$ (368)	$ 470	$ (440)